Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes	Income taxes:
(a)Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:
28.     Income taxes (cont'd):
(a)Current tax expense (cont'd):

	2023	2022
Current tax expense
Current period income tax	$64	$39
Withholding tax	94	3
Total current tax expense	$158	$42
Deferred tax expense
Origination and reversal of temporary differences	$(45,050)	$(12,264)
Adjustments for prior periods	2,174	277
Change in unrecognized deductible temporary differences	42,876	11,987
Total deferred tax expense	$—	$—

Total income tax expense from continuing operations	$158	$42
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2023	2022
Net loss before income taxes (from continuing operations)	$(144,052)	$(160,329)
Expected tax recovery at 27.00% (2022 – 27.00% )	$(38,894)	$(43,289)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	(993)	12,712
Expiry of losses and ITC	96	1,515
Investment tax credits earned	(4,009)	(3,782)
Foreign tax rate and tax rate differences	4,165	4,636
Change in unrecognized deductible temporary differences	39,674	28,247
Other	119	3
Income taxes from continuing operations	$158	$42
(b)    Unrecognized deferred tax asset:
At December 31, 2023, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2023	2022
Scientific research expenditures	$143,663	$127,482
Investments	36,315	21,463
Share issuance costs	14,145	23,588
Losses from operations carried forward	394,599	284,468
Capital losses carried forward	10,703	—
Investment tax credits	46,810	43,451
Property, plant and equipment and intangible assets	221,365	208,991
	$867,600	$709,443
Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
28.     Income taxes (cont'd):
(b)    Unrecognized deferred tax asset (cont'd):
The Corporation has available to carry forward the following as at December 31:

	2023	2022
Canadian scientific research expenditures	$143,663	$127,482
Canadian losses from operations	262,887	165,647
Canadian capital losses from operations	12,958	—
Canadian investment tax credits	46,810	40,877
German losses from operations for corporate tax purposes	46	501
US federal losses from operations	46,784	49,237
Denmark losses from operations	65,786	50,495
Hong Kong losses from operations	116	61
UK losses from operations	13,085	14,304
UK research and development tax credits	122	115
The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2033 to 2043.
The German, Hong Kong, Denmark and UK losses from operations may be used to offset future taxable income in Germany, Hong Kong, Denmark and UK for corporate tax and trade tax purposes and may be carried forward indefinitely.
The US federal losses from operations incurred prior to January 1, 2018 may be used to offset future US taxable income and expire over the period from 2023 to 2037 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2023 to 2043. The UK scientific research and development tax credits may be carried forward indefinitely.